Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 46,848	$ 56,771
Restricted cash	15,000	15,000
Trade accounts receivable, net	7,721	2,008
Related party receivables	0	69
Other receivables	3,674	1,189
Inventories	3,791	1,492
Voyage in progress	931	0
Prepaid expenses and accrued income	3,413	1,399
Total current assets	81,378	77,928
Vessels, net	436,273	459,032
Deferred charges	2,110	2,629
Other long term assets	1,458	2,364
Total assets	521,219	541,953
Current liabilities
Current portion of long-term debt	3,600	3,600
Related party payables	319	0
Trade accounts payable	2,056	3,867
Accrued expenses	4,514	3,514
Other current liabilities	658	1,331
Total current liabilities	11,147	12,312
Long-term liabilities
Long-term debt	150,140	153,740
Total liabilities	161,287	166,052
Commitments and contingencies
Equity
Share capital (24,425,699 shares outstanding, par value $0.01)	244	244
Additional paid in capital	131,256	131,026
Contributed capital surplus	179,019	179,019
Retained earnings	49,413	65,612
Total equity	359,932	375,901
Total liabilities and equity	$ 521,219	$ 541,953